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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ];   Amendment Number: ___

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Technology Crossover Management IV, L.L.C.
Address: c/o Technology Crossover Ventures
         528 Ramona Street
         Palo Alto, CA 94301

Form 13F File Number: 28-10060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carla S. Newell

Title: Attorney-in-Fact

Phone: 650-614-8200

Signature, Place, and Date of Signing:


/s/ Carla S. Newell                       Palo Alto, California    July 19, 2006
-------------------------------------   ------------------------   -------------
             [Signature]                      [City, State]            [Date]

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

     [ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $578,529
                                        (thousands)

                                                                                                             Voting
                        Title of               Value    Shares/   Sh/  Put/  Invstmt    Other              Authority
Name of Issuer            Class     CUSIP    (x$1000)    PrnAmt   Prn  Call  Dscretn  Managers     Sole      Shared   None
---------------         --------  ---------  --------  ---------  ---  ----  -------  --------  ---------  ---------  ----
Altiris, Inc.            Common   02148M100    55,362  3,068,827   SH          Sole             3,068,827      0        0
Amdocs Limited           Common   G02602103     2,733     74,671   SH          Sole                74,671      0        0
eLoyalty Corp.           Common   290151109     7,339    553,873   SH          Sole               553,873      0        0
Inphonic, Inc.           Common   45772G105    32,651  5,182,696   SH          Sole             5,182,696      0        0
Netflix, Inc.            Common   64110L106   252,279  9,271,562   SH          Sole             9,271,562      0        0
Redback Networks, Inc.   Common   84856M209   182,666  9,959,993   SH          Sole             9,959,993      0        0
Techwell, Inc.           Common    8784D101    45,499  4,272,200   SH          Sole             4,272,200      0        0
                                             --------
                                      TOTAL  $578,529